Impairment of exploration and evaluation, property, plant and equipment and goodwill - Summary of Carrying Amount of Goodwill Allocated to CGUs (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	$ 3,952	$ 3,866
Australia | Pluto-Scarborough
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	2,445	2,445
Excess of recoverable amount over CGU carrying amount	4,014	4,514
Australia | NWS Gas
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	442	442
Excess of recoverable amount over CGU carrying amount	791	1,612
International | Atlantis
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	522	522
Excess of recoverable amount over CGU carrying amount	158	98
International | Beaumont New Ammonia
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	255	169	$ 169
Excess of recoverable amount over CGU carrying amount	396	0
International | Mad Dog
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	242
Excess of recoverable amount over CGU carrying amount	0
International | Mad Dog Phase 2
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	46
Excess of recoverable amount over CGU carrying amount	$ 548
International | Other goodwill
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount		288		$ 283
Excess of recoverable amount over CGU carrying amount		$ 879